Performance Management	Oct. 30, 2026
VistaShares Shield(TM) International Enhanced Protection ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

For each Fund, in the second sentence under the heading “Performance,” the phrase “compare with those of the Index and a broad measure of market performance” is replaced with “compare with those of a broad measure of market performance.”

VistaShares Shield(TM) Emerging Markets Enhanced Protection ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

For each Fund, in the second sentence under the heading “Performance,” the phrase “compare with those of the Index and a broad measure of market performance” is replaced with “compare with those of a broad measure of market performance.”